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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 14, 2006 to June 30, 2006

Commission File Number of issuing entity: 333-132348-02

HSBC Home Equity Loan Trust (USA) 2006-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-132348

HSBC Home Equity Loan Corporation I
(Exact name of depositor as specified in its charter)

HSBC Finance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o HSBC Finance Corporation
Attention: Michael J. Forde
2700 Sanders Road, Prospect Heights, Illinois
(Address of principal executive offices of the issuing entity)

36-3955292 (I.R.S. Employer Identification Number) 60070 (Zip Code)
847-564-5000 (Telephone number, including area code) (Former name or former address, if changed since last report) Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b)
Class A-1 Notes			X
Class A-2 Notes			X
Class M-1 Notes			X
Class M-2 Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
YES __X___ NO ____

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PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1 is contained in the Monthly Payment Statement to Noteholders attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

Exhibit No.	Description
99(a)	Monthly Payment Statement to Noteholders for the Collection Period ending June 30, 2006 and the related Payment Date of July 20, 2006.
1
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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: July 25, 2006

HSBC FINANCE CORPORATION, as Servicer of and on behalf of HSBC HOME EQUITY LOAN TRUST (USA) 2006-1

By: /s/ Patrick D. Schwartz
Name: Patrick D. Schwartz
Title: Vice President, Deputy General Counsel - Corporate
& Assistant Secretary

EXHIBIT INDEX
Exhibit No.	Description
99(a)	Monthly Payment Statement to Noteholders for the Collection Period ending June 30, 2006 and the related Payment Date of July 20, 2006.
2
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